Investment Risks - Swan Enhanced Dividend Income ETF	Oct. 28, 2026
Prospectus [Line Items]
Risk [Text Block]

As with all funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks of investing in the Fund.

●	Active Management Risk: The sub-adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to the Index, or not to achieve its investment goal.

●	Cash or Cash Equivalents Risk: At any time, the Fund may have investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

●	Company-Specific Risk: A particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

●	Covered Call Risk: Selling covered call options will limit the Fund’s gain, if any, on the underlying securities, and the Fund bears the risk of a decline in the value of the underlying stock until the option expires or is closed out.

●	Dividend Paying Stock Risk: While the Fund may hold stocks of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced stocks in the Fund may be more susceptible to this risk. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield stocks, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market.

●	Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund will cause the Net Asset Value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate. Equity securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stocks will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, the returns of common stocks have experienced significantly more volatility than the returns of other asset classes.

●	ETF Structure Risk: The Fund is structured as an ETF and is subject to the special risks, including:

○	Not Individually Redeemable: Shares are not individually redeemable and may be redeemed by the Fund at NAV only in Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants).

○	Trading Issues: An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

○	Market Price Variance: The market prices of Shares fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio.

●	Large Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

●	Limited History of Operations: The Fund has a limited history of operations for investors to evaluate.

●	Management Risk: The sub-adviser’s dependence on its process and judgments about the attractiveness, value and potential appreciation of particular ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Mid-Capitalization Companies Risk: The earnings and prospects of mid-capitalization sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Mid-capitalization companies normally have a lower trading volume than larger companies, which may cause their market price to fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

●	Options Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s holdings. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

●	Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more the Fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

○	Technology Sector Risk: Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk: The sub-adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to the Index, or not to achieve its investment goal.

Cash Or Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash or Cash Equivalents Risk: At any time, the Fund may have investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Companyspecific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Company-Specific Risk: A particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Covered Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Covered Call Risk: Selling covered call options will limit the Fund’s gain, if any, on the underlying securities, and the Fund bears the risk of a decline in the value of the underlying stock until the option expires or is closed out.

Dividend Paying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Dividend Paying Stock Risk: While the Fund may hold stocks of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced stocks in the Fund may be more susceptible to this risk. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield stocks, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market.

Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund will cause the Net Asset Value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate. Equity securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stocks will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, the returns of common stocks have experienced significantly more volatility than the returns of other asset classes.

Etf Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risk: The Fund is structured as an ETF and is subject to the special risks, including:

○	Not Individually Redeemable: Shares are not individually redeemable and may be redeemed by the Fund at NAV only in Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants).

○	Trading Issues: An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

○	Market Price Variance: The market prices of Shares fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio.

Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Not Individually Redeemable: Shares are not individually redeemable and may be redeemed by the Fund at NAV only in Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants).

Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Issues: An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

Market Price Variance [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Market Price Variance: The market prices of Shares fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio.

Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Limited History Of Operations [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Limited History of Operations: The Fund has a limited history of operations for investors to evaluate.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The sub-adviser’s dependence on its process and judgments about the attractiveness, value and potential appreciation of particular ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Mid Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Companies Risk: The earnings and prospects of mid-capitalization sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Mid-capitalization companies normally have a lower trading volume than larger companies, which may cause their market price to fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s holdings. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more the Fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

○	Technology Sector Risk: Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies

Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Technology Sector Risk: Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies